Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [abstract]
Schedules of Risks Arising from Financial Instruments

(US$ in millions)	December 31, 2020	December 31, 2019
Cash and cash equivalents	$23	$85
Trade and settlement receivables	616	505
Trade accounts payable and other liabilities	(608)	(459)
Debt	(3,741)	(3,209)
Reduced by: Debt designated as a hedging instrument in our net investment hedge	3,575	2,969
Net U.S. dollar exposure	$(135)	$(109)
The table below outlines our outstanding settlement receivables and payables, which were provisionally valued at December 31, 2020, and December 31, 2019.

	Outstanding at December 31, 2020		Outstanding at December 31, 2019
(Pounds in millions)	Pounds	US$/lb.	Pounds	US$/lb.
Receivable positions
Copper	132	$3.52	65	$2.80
Zinc	142	$1.24	239	$1.04
Lead	42	$0.90	74	$0.87
Payable positions
Zinc payable	112	$1.24	79	$1.04
Lead payable	19	$0.90	10	$0.87

Schedule of Maturity Analysis for Non-Derivative Financial Liabilities
At December 31, 2020, the scheduled principal payments during the next five years and thereafter are as follows:

($ in millions)	US$	CAD$ Equivalent
2021	$90	$115
2022	150	190
2023	243	310
2024	397	505
2025	135	172
Thereafter	3,962	5,045
	$4,977	$6,337
Contractual undiscounted cash flow requirements for financial liabilities as at December 31, 2020 are as follows:

(CAD$ in millions)	Less Than 1 Year	2–3 Years	4–5 Years	More Than 5 Years	Total
Trade accounts payable and other liabilities	$2,736	$—	$—	$—	$2,736
Debt (Note 19(f))	115	500	677	5,045	6,337
Lease liabilities	146	175	130	706	1,157
QB2 advances from SMM/SC	—	—	—	941	941
Other liabilities	—	193	21	54	268
Estimated interest payments on debt	270	530	528	3,088	4,416
Estimated interest payments on QB2 advances from SMM/SC	—	—	—	1,202	1,202
Estimated interest payments on lease and other liabilities	12	11	7	38	68

Schedule of Sensitivity Analysis for Types of Market Risk
The following represents the effect on profit (loss) attributable to shareholders from a 10% change in commodity prices, based on outstanding receivables and payables subject to final pricing adjustments at December 31, 2020. There is no effect on other comprehensive income (loss).

	Price on December 31,		Change in Profit Attributable to Shareholders
(CAD$ in millions, except for US$/lb. data)	2020	2019	2020	2019
Copper	US$3.52/lb.	US$2.80/lb.	$36	$14
Zinc	US$1.24/lb.	US$1.04/lb.	$(2)	$7
The table below outlines our outstanding settlement receivables and payables, which were provisionally valued at December 31, 2020, and December 31, 2019.

	Outstanding at December 31, 2020		Outstanding at December 31, 2019
(Pounds in millions)	Pounds	US$/lb.	Pounds	US$/lb.
Receivable positions
Copper	132	$3.52	65	$2.80
Zinc	142	$1.24	239	$1.04
Lead	42	$0.90	74	$0.87
Payable positions
Zinc payable	112	$1.24	79	$1.04
Lead payable	19	$0.90	10	$0.87

Schedules of Risks Arising from Financial Instruments	December 31, 2020 is as follows:

Derivatives not designated as hedging instruments	Quantity	Average Price of Purchase Commitments	Average Price of Sale Commitments	Fair Value Asset (CAD$ in millions)
Zinc swaps	169 million lbs.	US$1.21/lb.	US$1.23/lb.	$10
Lead swaps	65 million lbs.	US$0.88/lb.	US$0.89/lb.	2
				$12
Derivatives Not Designated as Hedging Instruments and Embedded Derivatives

(CAD$ in millions)	Amount of Gain (Loss) Recognized in Other Operating Income (Expense) (Note 9)
	2020	2019
Zinc derivatives	$12	$(4)
Lead derivatives	(5)	(2)
Settlement receivables and payables	47	(49)
Contingent zinc escalation payment embedded derivative (c)	(1)	1
Gold stream embedded derivative (c)	28	15
Silver stream embedded derivative (c)	28	7
	$109	$(32)